Variable Interest Entities - VIE Financials (Details) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 3,057				$ 70,588		$ 8,726	[1]
Restricted cash	821				5,517		819	[1]
Investments	489,290				674,170		497,221
Other assets, net (related party of $1,405 and $2,195)					19,883		32,903
Total assets	1,795,863				3,141,008		2,910,695	[1]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Other liabilities (related party of $7 and $100)					12,359		14,622
Customer ExAlt Trusts loan payable, net	49,529				65,674		52,129	[1]
Total liabilities	263,864				241,434		231,789	[1]
The Beneficient Company Group, L.P. Partners' Capital:
Treasury common units, at cost (544 units as of March 31, 2023 and March 31, 2022)	(3,444)				(3,444)		(3,444)	[1]
Noncontrolling interests	786,080				277,888		142,213	[1]
Accumulated other comprehensive income (loss)	14,190				(1,326)		9,900	[1]
Total equity	1,280,947	[2]	$ 1,842,649	[3]	991,686	$ 984,887	1,728,413	[1],[2]	$ 1,092,996	$ 986,348	$ 676,493
Revenues
Investment income (loss), net	500		(25,117)		(10,811)	2,091	(54,010)		15,534	132,620
Loss on financial instruments, net	(3,461)		(12,020)		(56,011)	(2,180)	(51,421)		31,837	(30,670)
Interest income	116		85		73		412		7,398	2,082
Total revenues	(2,743)		(37,044)		(66,618)	2,364	(104,903)		55,311	140,329
Operating expenses
Interest expense	3,784		3,619		2,110		15,471		27,457	32,551
Provision for credit losses	0		18,790		9,383	0	20,580		18,755	0
Professional services	10,373		7,857		5,449	4,939	38,422		17,801	19,045
Other expenses	6,942		7,076		6,149		28,269		13,895	7,564
Total operating expenses	1,153,227		48,907		33,216	25,601	148,269		126,431	187,742
Net loss	(1,155,970)		(86,348)		(100,906)	(22,964)	(252,100)		(105,133)	(50,872)
Net income (loss) attributable to noncontrolling interests	(44,552)		(36,247)		(60,267)		(136,942)		(43,383)	7,168
Variable Interest Entity, Primary Beneficiary
Operating expenses
Net income (loss) attributable to noncontrolling interests	(13,866)		(28,711)		(55,229)	$ (12,832)	(117,861)		(30,513)	47,582
Variable Interest Entity, Primary Beneficiary | Customer ExAlt Trusts
ASSETS
Cash and cash equivalents	1,662				10,024		3,259
Restricted cash	821				5,517		819
Investments	486,944				659,921		491,859
Other assets, net (related party of $1,405 and $2,195)	5,412				3,361		5,891
Total assets	494,839				678,823		501,828
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Accounts payable and accrued expenses	2,458				5,350		1,945
Other liabilities (related party of $7 and $100)	108				479		132
Customer ExAlt Trusts loan payable, net	49,529				65,674		52,129
Total liabilities	52,095				71,503		54,206
The Beneficient Company Group, L.P. Partners' Capital:
Treasury common units, at cost (544 units as of March 31, 2023 and March 31, 2022)	(3,444)				(3,444)		(3,444)
Noncontrolling interests	(132,361)				982		(118,299)
Accumulated other comprehensive income (loss)	14,190				(1,326)		9,900
Total equity	(121,615)				(3,788)		(111,843)
Revenues
Investment income (loss), net	500		(25,117)		(10,811)		(54,010)		15,534	132,620
Loss on financial instruments, net	(1,803)		(10,785)		(44,661)		(35,085)		29,512	(15,838)
Interest income	8		4		0		54		7,110	1,798
Total revenues	(1,295)		(35,898)		(55,472)		(89,041)		52,156	118,580
Operating expenses
Interest expense	1,874		2,329		1,046		8,956		0	4,675
Provision for credit losses	0		12,607		4,774		13,843		14,319	0
Professional services	1,261		582		0		5,032		350	0
Other expenses	357		600		1,860		1,905		695	502
Total operating expenses	3,492		16,118		7,680		29,736		15,364	5,177
Net loss	(4,787)		(52,016)		(63,152)		(118,777)		36,792	113,403
Net income (loss) attributable to noncontrolling interests	$ (13,866)		$ (28,711)		$ (55,229)		$ (117,861)		$ (30,513)	$ 47,582

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.
[2]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.
[3]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.